Non-Controlling Interests (Tables)	12 Months Ended
Dec. 31, 2025
Non-Controlling Interests
Schedule of details of non-controlling interests and movement

	Millions of Euros
			Profit /
		Balance at	(loss) for	(Investments) /		Other	Translation	Balance at
	Reference	31/12/2024	the period	Divestments	Dividends	movements	differences	31/12/2025
Grifols (Thailand) Pte Ltd		5	—	—	—	—	—	5
Araclon Biotech, S.L.	a)	(1)	—	2	—	—	—	1
Haema GmbH		260	11	—	(87)	—	—	184
BPC Plasma, Inc		146	40	—	(26)	—	(19)	141
Grifols Diagnostic Solutions Inc.		1,970	62	—	(27)	—	(224)	1,781
Plasmavita Healthcare GmbH		16	3	—	(1)	1	—	19
Albimmune S.L.		(3)	—	—	—	—	—	(3)
Biotest AG	b)	330	(18)	(112)	—	3	1	204
		2,723	98	(110)	(141)	4	(242)	2,332

	Millions of Euros
		Balance at		(Investments) /		Other	Translation	Balance at
	Reference	31/12/2023	Additions	Divestments	Dividends	movements	differences	31/12/2024
Grifols (Thailand) Pte Ltd		5	—	—	—	—	—	5
Grifols Malaysia Sdn Bhd		4	—	(4)	—	—	—	—
Araclon Biotech, S.L.		(1)	—	—	—	—	—	(1)
Haema GmbH		254	6	—	—	—	—	260
BPC Plasma, Inc		148	28	—	(40)	—	10	146
Grifols Diagnostic Solutions Inc.		1,347	48	508	(25)	—	92	1,970
Plasmavita Healthcare GmbH		13	4	—	—	—	(1)	16
Haema Plasma Kft	Nota 2 (b)	20	—	(20)	—	—	—	—
Albimmune S.L.		(2)	(1)	—	—	—	—	(3)
Biotest AG		357	(29)	—	(1)	—	3	330
		2,145	56	484	(66)	—	104	2,723

Schedule of financial information on the non-controlling interests

	Millions of Euros
	31/12/2025
					Total consolidated equity
	Non-current	Current	Non-current	Current	(except for intercompany	% Non-controlling	Non-controlling
	assets	assets	liabilities	liabilities	eliminations)	Interest	interests
Grupo Biotest	2,195	876	(487)	(854)	1,041	19.6%	204
Grupo GDS	4,197	251	(349)	(141)	3,958	45%	1,781
Haema GmbH	239	46	(46)	(41)	184	100%	184
BPC Plasma, Inc	205	33	(45)	(22)	141	100%	141
	6,836	1,206	(927)	(1,058)	5,324		2,310

	Millions of Euros
	31/12/2024
					Total consolidated equity
	Non-current	Current	Non-current	Current	(except for intercompany	% Non-controlling	Non-controlling
	assets	assets	liabilities	liabilities	eliminations)	Interest	interests
Grupo Biotest	2,130	780	(540)	(657)	1,105	29.8%	330
Grupo GDS	4,627	253	(368)	(134)	4,378	45%	1,970
Haema GmbH	230	121	(34)	(50)	260	100%	260
BPC Plasma, Inc	240	26	(53)	(22)	146	100%	146
	7,227	1,180	(995)	(863)	5,889		2,706

	Millions of Euros
	2025				2024
		Consolidated	% Non-	Non-		Consolidated	% Non-	Non-
	Ordinary	Net	controlling	controlling	Ordinary	Net	controlling	controlling
	Income	Income	Interest	interests	Income	Income	Interest	interests
Biotest group	675	(72)	19.6%	(18)	726	(96)	29.8%	(29)
GDS Group	571	139	45%	62	578	122	45%	48
Haema GmbH	219	11	100%	11	204	6	100%	6
BPC Plasma, Inc	224	40	100%	40	224	28	100%	28
	1,689	118		95	1,732	60		53

Schedule of cash flows of the most significant non-controlling interests

	Milions of Euros
	2025				2024
	Haema GmbH	BPC Plasma	Biotest Group	GDS Group	Haema GmbH	BPC Plasma	Biotest Group	GDS Group

Net cash flows from operating activities	16	37	(120)	206	18	39	63	213
Net cash flows from investing activities	(5)	—	(10)	(131)	(11)	(33)	(27)	(54)
Net cash flows from financing activities	—	—	135	(75)	—	—	(36)	(160)
	11	37	5	—	7	6	—	(1)